STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

10.	STOCKHOLDERS’ EQUITY

Overview

The Company is authorized to issue up to 50,000,000 shares of common stock with a par value of $0.001. The Company is also authorized to issue 400,000 and 400,000 shares of preferred stock and Series A preferred stock with a par value of $0.001, respectively.

As of June 30, 2026 and December 31, 2025, there were 32,053,784 and 31,776,245 shares of common stock issued and outstanding, respectively.

As of June 30, 2026 and December 31, 2025, there were 400,000 shares of Series A Preferred stock issued and outstanding.

Stock Warrants

On August 2, 2024, the company issued 200,000 shares on 5-year warrants exercisable at $10.00 per share as consideration for a note payable of $1,000,000. On July 22, 2025, the exercise price was amended to the lower of (i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price.

On January 21, 2025, the company extended 200,0000 share terms on the 5-year warrants issued on August 2, 2024 to January 21, 2030.

On January 28, 2025, the company issued 100,000 shares on 5-year warrants exercisable at $10.00 per share as consideration for a note payable of $500,000. On July 22, 2025 the exercise price was amended to the lower of (i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price.

On July 22, 2025, the company issued 60,000 shares on 5-year warrants exercisable at lower of (i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price per share as consideration for a note payable of $300,000.

On January 29, 2026, the company issued 50,000 shares on 5-year warrants exercisable at $1.00 per share as consideration for a note payable of $50,000.

On February 2, 2026, the company issued 50,000 shares on 5-year warrants exercisable at $1.00 per share as consideration for a note payable of $50,000.

On March 13, 2026, the company issued 166,667 shares on 5-year warrants exercisable at $5.00 per share as consideration for a note payable of $550,000.

The fair value of each warrant grant is estimated on the date of grant recognizing share-based compensation expense over the vesting period based on the estimated number of equity instruments expected to vest and uses Plain Vanilla for calculating the expected terms of options, using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	June 30, 2026	December 31, 2025

Average risk-free interest rates	3.80-4.19%	3.88-3.91%
Average expected life (in years)	5.0	4.5-5.0
Volatility	70.0-71.3%	70.2-71.5%

The following is a summary of activity of outstanding common stock warrants:

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2025	360,000	$5.00
Warrants expired	-	$-
Warrants Converted into stock	-	$-
Warrants granted and assumed	266,667	$3.50
Balance, June 30, 2026	626,667	$4.36

Stock Options

On September 20, 2024, the Company granted options to four members of the board of directors. The options expire ten years following issuance and have an exercise price of $10.00. The options vest quarterly and have a total fair value of $102,700. The Company valued the options using the Black-Scholes model with the following key assumptions: fair value stock price, $10.00, Exercise price, $10.00, Term 10 years, Expected term 5 years, Volatility 73%, and Discount rate 3.43% and a dividend yield of 0%.

On September 20, 2024, the Company granted options to a member of the board of directors. The options expire five years following issuance and have an exercise price of $11.00. The options vest quarterly and have a total fair value of $16,990. The Company valued the options using the Black-Scholes model with the following key assumptions: fair value stock price, $10.00, Exercise price, $11.00, Term 5 years, Expected term 3.0 years, Volatility 64%, and Discount rate 3.42% and a dividend yield of 0%.

The following is a summary of activity of common stock options:

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2025	20,000	$10.20
Options expired	-	$-
Options granted	-	$-
Balance, June 30, 2025	20,000	$10.20

Series A Preferred Stock

On September 10, 2020, the Board of Directors approved the designation of a class of preferred stock “Series A Preferred Stock” consisting of 2,000,000 shares, par value $0.001.

On September 10, 2020, the Company issued 400,000 shares of Preferred Stock to its CEO as founder shares.

Under the Certificate of Designation, holders of the Series A Preferred Stock are entitled to vote together with the holders of the Company’s common stock on all matters submitted to shareholders at a rate of one hundred (100) votes for each share held. The formal designation was filed on September 30, 2022.

As of June 30, 2026 and December 31, 2025, there were 400,000 shares of preferred stock issued and outstanding.

Common Stock

During the year ended December 31, 2025, the Company issued 2,400,000 shares valued at $24,000,000 to a related party to extend the maturity date on convertible promissory notes of $1,000,000.

During the year ended December 31, 2025, the Company issued 876,700 shares valued at $8,767,000 for service, which is based on the price the Company raised capital during the year.

During the year ended December 31, 2025, the Company issued 547,887 shares valued at $5,478,872 for conversion of deferred compensation, which is based on the price the Company raised capital during the year. As a result of this conversion, the shares were issued at a price of $0.25 per share, which was below the estimated fair value of $2.00 per share at the time of conversion. Accordingly, the Company recognized a loss of approximately $4.8 million related to this transaction.

On January 29, 2026, the Company issued 250,000 shares of common stock valued at $500,000 in exchange for consulting services. The fair value of the shares was determined based on the price per share in a recent capital-raising transaction completed by the Company shortly before the issuance date.

On April 29, 2026, the Company issued 24,039 shares valued at $62,500 for investor relations services. The value of the shares was based on the Company’s stock price of $2.60 per share as of April 29, 2026, the effective date of the investor relations services agreement.

During the six months ended June 30, 2026, the Company issued 3,500 shares for cash proceeds of $7,000.

On June 30, 2026, the Company entered into a Stock Purchase Agreement for up to $15 million for a term of 36 months from the date in which a Registration Statement has been declared effective by the Securities and Exchange Commission and all other conditions to the investors obligations to purchase common stock. As of June 30, 2026 no stock has been issued under this Stock Purchase Agreement.

Subscriptions payable

During the year ended December 31, 2025, the Company accrued $50,000 in stock payable for services, based on the terms of the advisory agreements under which the services were provided.

During the six months ended June 30, 2026, the Company accrued $50,000 in stock payable for services, based on the terms of the advisory agreements under which the services were provided.

9.	STOCKHOLDERS’ EQUITY

Overview

The Company is authorized to issue up to 50,000,000 shares of common stock with a par value of $0.001. The Company is also authorized to issue 400,000 and 400,000 shares of preferred stock and Series A preferred stock with a par value of $0.001, respectively.

As of December 31, 2025 and December 31, 2024, there were 31,776,245 and 27,942,806 shares of common stock issued and outstanding, respectively.

As of December 31, 2025 and 2024, there were 400,000 shares of Series A Preferred stock issued and outstanding.

Stock Warrants

On April 1, 2024, the company issued 300,000 shares on three month warrants exercisable at $2.50 per share. On July 1, 2024, warrants were partially exercised into shares 45,000 shares of common stock at $2.50 per share. The remaining 255,000 warrants were forfeited.

On April 4, 2024, the company extended 400,000 share terms on the 1-year warrants issued on October 3, 2023, to December 31, 2024. On December 31, 2024, the warrant terms were further extended to February 15, 2025 at $1.25 per share.

On July 1, 2024, the company issued 50,000 shares on nine month warrants exercisable at $2.50 per share for services rendered.

On July 11, 2024, warrants were partially exercised into shares 20,000 shares of common stock at $1.25 per share. The remaining 60,000 warrants were forfeited.

On August 2, 2024, the company issued 200,000 shares on 5-year warrants exercisable at $10.00 per share as consideration for a note payable of $1,000,000. On July 22, 2025, the exercise price was amended to the lower of (i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price.

On January 21, 2025, the company extended 200,0000 share terms on the 5-year warrants issued on August 2, 2024 to January 21, 2030.

On January 28, 2025, the company issued 100,000 shares on 5-year warrants exercisable at $10.00 per share as consideration for a note payable of $500,000. On July 22, 2025 the exercise price was amended to the lower of (i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price.

On July 22, 2025, the company issued 60,000 shares on 5-year warrants exercisable at lower of (i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price per share as consideration for a note payable of $300,000.

The fair value of each warrant grant is estimated on the date of grant recognizing share-based compensation expense over the vesting period based on the estimated number of equity instruments expected to vest and uses Plain Vanilla for calculating the expected terms of options, using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31, 2025	December 31, 2024

Average risk-free interest rates	3.88-3.91%	3.62 – 5.15%
Average expected life (in years)	4.5-5.0	0.4 - 5.0
Volatility	70.2-71.5%	62.9 - 68.2%

The following is a summary of activity of outstanding common stock warrants:

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2023	2,880,000	$0.469
Warrants expired	(715,000)	$1.696
Warrants Converted into stock	(65,000)	$2.115
Warrants granted and assumed	550,000	$3.41
Balance, December 31, 2024	2,650,000	$0.708
Warrants expired	(2,450,000)	$0.357
Warrants granted and assumed	160,000	$5.000
Balance, December 31, 2025	360,000	$5.000

Stock Options

On September 20, 2024, the Company granted options to four members of the board of directors. The options expire ten years following issuance and have an exercise price of $10.00. The options vest quarterly and have a total fair value of $102,700. The Company valued the options using the Black-Scholes model with the following key assumptions: fair value stock price, $10.00, Exercise price, $10.00, Term 10 years, Expected term 5 years, Volatility 73%, and Discount rate 3.43% and a dividend yield of 0%.

On September 20, 2024, the Company granted options to a member of the board of directors. The options expire five years following issuance and have an exercise price of $11.00. The options vest quarterly and have a total fair value of $16,990. The Company valued the options using the Black-Scholes model with the following key assumptions: fair value stock price, $10.00, Exercise price, $11.00, Term 5 years, Expected term 3.0 years, Volatility 64%, and Discount rate 3.42% and a dividend yield of 0%.

The following is a summary of activity of common stock options:

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2023	-	$-
Options expired	-	$-
Options granted	20,000	$10.20
Balance, December 31, 2024	20,000	$10.20
Options expired	-	$-
Options granted	-	$-
Balance, December 31, 2025	20,000	$10.20

Series A Preferred Stock

On September 10, 2020, the Board of Directors approved the designation of a class of preferred stock “Series A Preferred Stock” consisting of 2,000,000 shares, par value $0.001.

On September 10, 2020, the Company issued 400,000 shares of Preferred Stock to its CEO as founder shares.

Under the Certificate of Designation, holders of the Series A Preferred Stock are entitled to vote together with the holders of the Company’s common stock on all matters submitted to shareholders at a rate of one hundred (100) votes for each share held. The formal designation was filed on September 30, 2022.

As of December 31, 2025 and 2024, there were 400,000 shares of preferred stock issued and outstanding.

Common Stock

During the year ended December 31, 2024, the Company issued 24,550 shares for cash proceeds of $245,500.

During the year ended December 31, 2024, the Company issued 300,000 shares to settle accrued interest on convertible promissory notes of $300,000.

During the year ended December 31, 2024, stock warrants were exercised, resulting in an increase of 65,000 shares, valued at $137,500.

During the year ended December 31, 2024, the Company issued 1,008,100 shares valued at $10,081,000 for service, which is based on the price the Company raised capital during the year.

During the year ended December 31, 2024, the Company forgave stock payable in the amount of $83,334 which was recorded to APIC.

During the year ended December 31, 2025, the Company issued 8,850 shares for cash proceeds of $88,500.

During the year ended December 31, 2025, the Company issued 2,400,000 shares valued at $24,000,000 to a related party to extend the maturity date on convertible promissory notes of $1,000,000.

During the year ended December 31, 2025, the Company issued 876,700 shares valued at $8,767,000 for service, which is based on the price the Company raised capital during the year.

During the year ended December 31, 2025, the Company issued 547,887 shares valued at $5,478,872 for conversion of deferred compensation, which is based on the price the Company raised capital during the year. As a result of this conversion, the shares were issued at a price of $0.25 per share, which was below the estimated fair value of $2.00 per share at the time of conversion. Accordingly, the Company recognized a loss of approximately $4.8 million related to this transaction.

Subscriptions payable

During the year ended December 31, 2025, the Company accrued $50,000 in stock payable for services, which is based on the price the Company raised capital during the year.